SCHEDULE OF SEGMENT INFORMATION (Details) (Parenthetical)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Illapa joint operation [member]
IfrsStatementLineItems [Line Items]
Total sales revenue percentage	55.00%	55.00%	55.00%	55.00%